American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2020

Diversified Bond - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.7%
U.S. Treasury Bills, 0.12%, 10/7/21(1)	20,000,000	19,987,733
U.S. Treasury Bills, 0.14%, 11/4/21(1)	20,000,000	19,986,278
U.S. Treasury Bonds, 5.00%, 5/15/37	1,000,000	1,565,977
U.S. Treasury Bonds, 4.50%, 5/15/38	7,852,000	11,847,012
U.S. Treasury Bonds, 3.50%, 2/15/39	1,553,000	2,106,620
U.S. Treasury Bonds, 1.125%, 5/15/40	4,900,000	4,647,344
U.S. Treasury Bonds, 1.125%, 8/15/40	2,800,000	2,647,312
U.S. Treasury Bonds, 1.375%, 11/15/40	4,500,000	4,442,695
U.S. Treasury Bonds, 3.125%, 11/15/41	4,362,000	5,697,522
U.S. Treasury Bonds, 3.125%, 2/15/42	17,448,000	22,848,701
U.S. Treasury Bonds, 3.00%, 5/15/42	11,167,000	14,343,052
U.S. Treasury Bonds, 2.75%, 11/15/42	7,415,000	9,174,035
U.S. Treasury Bonds, 3.625%, 2/15/44	1,745,000	2,467,335
U.S. Treasury Bonds, 2.50%, 2/15/45	10,500,000	12,501,562
U.S. Treasury Bonds, 2.50%, 2/15/46	3,766,000	4,491,691
U.S. Treasury Bonds, 3.375%, 11/15/48	33,151,000	46,483,918
U.S. Treasury Bonds, 2.25%, 8/15/49	11,865,000	13,553,909
U.S. Treasury Bonds, 2.375%, 11/15/49	2,710,000	3,177,793
U.S. Treasury Bonds, 2.00%, 2/15/50	7,000,000	7,588,711
U.S. Treasury Bonds, 1.625%, 11/15/50	6,000,000	5,965,781
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,293,850	3,618,627
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	27,093,960	29,468,640
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	13,764,044	15,588,208
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	27,419,310	30,772,881
U.S. Treasury Notes, 1.125%, 8/31/21	872,000	877,984
U.S. Treasury Notes, 0.125%, 6/30/22(2)	26,172,000	26,177,112
U.S. Treasury Notes, 0.125%, 10/31/22	30,000,000	30,005,859
U.S. Treasury Notes, 0.125%, 12/31/22	10,000,000	10,000,781
U.S. Treasury Notes, 0.25%, 6/15/23	10,400,000	10,427,219
U.S. Treasury Notes, 0.125%, 9/15/23	57,000,000	56,959,922
U.S. Treasury Notes, 1.375%, 9/30/23	20,000,000	20,673,438
U.S. Treasury Notes, 0.125%, 10/15/23	49,000,000	48,965,547
U.S. Treasury Notes, 0.25%, 11/15/23	7,000,000	7,019,687
U.S. Treasury Notes, 0.125%, 12/15/23	7,000,000	6,991,523
U.S. Treasury Notes, 1.125%, 2/28/25	45,000,000	46,583,789
U.S. Treasury Notes, 0.25%, 8/31/25	55,000,000	54,815,234
U.S. Treasury Notes, 0.375%, 11/30/25	6,000,000	6,007,500
U.S. Treasury Notes, 1.125%, 2/28/27	17,000,000	17,626,875
U.S. Treasury Notes, 0.625%, 3/31/27	60,195,000	60,547,705
U.S. Treasury Notes, 0.50%, 8/31/27	17,000,000	16,891,758
U.S. Treasury Notes, 0.625%, 11/30/27	21,000,000	20,990,156
TOTAL U.S. TREASURY SECURITIES (Cost $703,093,418)		736,535,426
CORPORATE BONDS — 28.5%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	890,000	1,078,670
Boeing Co. (The), 5.81%, 5/1/50	2,075,000	2,866,571
L3Harris Technologies, Inc., 1.80%, 1/15/31	720,000	733,653
Raytheon Technologies Corp., 4.125%, 11/16/28	2,896,000	3,453,276
		8,132,170

Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	3,280,206	3,507,212
Southwest Airlines Co., 5.125%, 6/15/27	2,679,000	3,189,256
		6,696,468
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	1,221,000	1,313,543
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,069,000	5,194,458
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,152,000	1,172,678
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,382,000	2,426,924
General Motors Co., 5.15%, 4/1/38	1,178,000	1,416,412
General Motors Financial Co., Inc., 2.75%, 6/20/25	2,486,000	2,659,960
General Motors Financial Co., Inc., 2.70%, 8/20/27	3,483,000	3,697,881
		16,568,313
Banks — 3.4%
Banco Santander SA, 2.75%, 5/28/25	2,980,000	3,183,894
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	3,734,000	3,816,155
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	3,965,000	4,212,245
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	5,173,000	5,397,892
Bank of America Corp., VRN, 3.42%, 12/20/28	4,039,000	4,569,570
BBVA Bancomer SA, 1.875%, 9/18/25(3)	3,420,000	3,458,475
BNP Paribas SA, VRN, 2.59%, 8/12/35(3)	3,193,000	3,267,985
BPCE SA, 5.15%, 7/21/24(3)	1,902,000	2,167,710
BPCE SA, VRN, 1.65%, 10/6/26(3)	1,422,000	1,456,521
Citigroup, Inc., VRN, 3.11%, 4/8/26	2,706,000	2,960,060
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,868,000	2,112,309
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,142,000	2,283,713
DNB Bank ASA, VRN, 1.13%, 9/16/26(3)	1,919,000	1,941,124
FNB Corp., 2.20%, 2/24/23	2,813,000	2,867,932
HSBC Holdings plc, VRN, 2.01%, 9/22/28	1,471,000	1,507,135
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	2,809,000	2,984,022
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	4,048,000	4,354,064
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	3,354,000	3,544,773
Natwest Group plc, VRN, 2.36%, 5/22/24	738,000	768,317
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	2,150,000	2,184,379
Wells Fargo & Co., 4.125%, 8/15/23	1,828,000	1,997,964
Wells Fargo & Co., 3.00%, 10/23/26	3,830,000	4,247,836
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	2,151,000	2,291,100
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,012,000	1,066,411
Wells Fargo & Co., VRN, 3.07%, 4/30/41	1,780,000	1,939,200
		70,580,786
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,382,000	3,109,740
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,891,000	4,801,447
		7,911,187
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	3,106,000	3,484,419
AbbVie, Inc., 4.40%, 11/6/42	680,000	853,948
Gilead Sciences, Inc., 3.65%, 3/1/26	4,824,000	5,483,015
Gilead Sciences, Inc., 1.65%, 10/1/30	1,123,000	1,128,470
		10,949,852
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	794,000	808,416
Capital Markets — 2.8%
Ares Capital Corp., 3.25%, 7/15/25	1,728,000	1,832,857

Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	1,736,000	1,840,419
CI Financial Corp., 3.20%, 12/17/30	3,225,000	3,308,108
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	1,762,000	1,854,771
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	5,827,000	6,094,702
FS KKR Capital Corp., 3.40%, 1/15/26	4,990,000	4,962,456
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	2,580,000	2,636,434
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	5,770,000	6,481,883
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	2,304,000	2,481,038
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	3,185,000	3,220,837
Golub Capital BDC, Inc., 3.375%, 4/15/24	3,184,000	3,243,239
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	3,965,000	3,990,782
Morgan Stanley, VRN, 2.19%, 4/28/26	5,486,000	5,798,176
Owl Rock Capital Corp., 3.40%, 7/15/26	5,105,000	5,178,135
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	3,027,000	3,167,118
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	1,696,000	1,706,867
		57,797,822
Chemicals — 0.4%
CF Industries, Inc., 4.50%, 12/1/26(3)	2,251,000	2,668,323
CF Industries, Inc., 5.15%, 3/15/34	1,431,000	1,761,733
Dow Chemical Co. (The), 3.60%, 11/15/50	3,158,000	3,548,345
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	988,000	1,018,490
		8,996,891
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 2.30%, 3/1/30	1,386,000	1,465,473
Waste Connections, Inc., 2.60%, 2/1/30	2,670,000	2,874,646
Waste Management, Inc., 2.50%, 11/15/50	820,000	828,538
		5,168,657
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	1,579,000	1,693,407
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	762,000	816,282
Vulcan Materials Co., 3.50%, 6/1/30	1,876,000	2,155,368
		2,971,650
Consumer Finance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	1,972,000	2,068,051
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	2,923,000	3,189,733
Synchrony Financial, 2.85%, 7/25/22	2,984,000	3,082,226
		8,340,010
Containers and Packaging — 0.2%
Ball Corp., 2.875%, 8/15/30	829,000	827,964
Berry Global, Inc., 1.57%, 1/15/26(3)	1,090,000	1,100,802
WRKCo, Inc., 3.00%, 9/15/24	1,151,000	1,240,416
		3,169,182
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	2,443,000	2,618,783
Diversified Financial Services — 0.3%
Equitable Holdings, Inc., 5.00%, 4/20/48	1,126,000	1,483,177
GE Capital Funding LLC, 4.40%, 5/15/30(3)	1,837,000	2,166,063
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,380,000	1,647,424
		5,296,664
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.75%, 6/1/31	3,601,000	3,850,377
AT&T, Inc., 3.55%, 9/15/55(3)	709,000	706,630
AT&T, Inc., 3.80%, 12/1/57(3)	4,416,000	4,604,828
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,003,000	1,050,780

Verizon Communications, Inc., 4.40%, 11/1/34	3,426,000	4,276,908
Verizon Communications, Inc., 2.65%, 11/20/40	2,944,000	2,977,511
Verizon Communications, Inc., 2.99%, 10/30/56(3)	1,270,000	1,278,511
		18,745,545
Electric Utilities — 2.4%
AEP Texas, Inc., 2.10%, 7/1/30	1,998,000	2,092,030
American Electric Power Co., Inc., 3.20%, 11/13/27	1,788,000	2,003,039
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,658,000	1,826,776
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,396,000	1,671,681
Commonwealth Edison Co., 3.20%, 11/15/49	1,387,000	1,554,192
DTE Electric Co., 2.25%, 3/1/30	2,068,000	2,220,012
Duke Energy Florida LLC, 1.75%, 6/15/30	2,181,000	2,231,654
Duke Energy Florida LLC, 3.85%, 11/15/42	933,000	1,117,716
Duke Energy Progress LLC, 4.15%, 12/1/44	1,653,000	2,101,021
Duke Energy Progress LLC, 3.70%, 10/15/46	1,989,000	2,406,197
EDP Finance BV, 1.71%, 1/24/28(3)	1,893,000	1,893,935
Entergy Arkansas LLC, 2.65%, 6/15/51	1,038,000	1,064,706
Entergy Texas, Inc., 1.75%, 3/15/31	1,896,000	1,903,589
Exelon Corp., 4.45%, 4/15/46	1,607,000	2,049,193
Florida Power & Light Co., 4.125%, 2/1/42	863,000	1,096,716
Florida Power & Light Co., 3.15%, 10/1/49	1,265,000	1,458,039
MidAmerican Energy Co., 4.40%, 10/15/44	1,832,000	2,379,913
Nevada Power Co., 2.40%, 5/1/30	1,474,000	1,589,315
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,623,000	1,849,821
Northern States Power Co., 2.60%, 6/1/51	942,000	998,968
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,265,000	1,455,513
PacifiCorp, 2.70%, 9/15/30	599,000	659,885
PacifiCorp, 3.30%, 3/15/51	1,858,000	2,137,762
Potomac Electric Power Co., 3.60%, 3/15/24	1,483,000	1,610,573
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	2,085,000	2,101,448
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,370,000	1,615,723
Virginia Electric and Power Co., 2.45%, 12/15/50	1,190,000	1,196,550
Xcel Energy, Inc., 3.40%, 6/1/30	2,024,000	2,328,811
		48,614,778
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,531,000	1,682,270
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(3)	2,654,000	2,846,720
Netflix, Inc., 4.875%, 4/15/28	1,799,000	2,031,665
		4,878,385
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	563,000	701,246
CubeSmart LP, 2.00%, 2/15/31	2,089,000	2,097,131
Equinix, Inc., 5.375%, 5/15/27	1,867,000	2,035,630
Essex Portfolio LP, 3.25%, 5/1/23	1,441,000	1,519,599
Federal Realty Investment Trust, 3.625%, 8/1/46	2,325,000	2,446,525
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	2,848,000	2,852,817
Highwoods Realty LP, 2.60%, 2/1/31	3,040,000	3,105,934
Host Hotels & Resorts LP, 3.75%, 10/15/23	2,785,000	2,943,317
Kilroy Realty LP, 3.80%, 1/15/23	2,853,000	2,989,174
Kilroy Realty LP, 4.25%, 8/15/29	1,765,000	2,048,349
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	2,438,000	2,565,273
Realty Income Corp., 3.25%, 1/15/31	785,000	890,901
Regency Centers LP, 3.70%, 6/15/30	1,879,000	2,131,775
Spirit Realty LP, 3.20%, 2/15/31	2,602,000	2,768,164

STORE Capital Corp., 2.75%, 11/18/30	3,000,000	3,053,084
VEREIT Operating Partnership LP, 3.40%, 1/15/28	2,598,000	2,870,327
VEREIT Operating Partnership LP, 2.20%, 6/15/28	1,353,000	1,384,698
Welltower, Inc., 2.75%, 1/15/31	2,059,000	2,198,509
		40,602,453
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 1.60%, 4/20/30	2,600,000	2,666,083
Kroger Co. (The), 3.875%, 10/15/46	1,815,000	2,130,296
Sysco Corp., 5.95%, 4/1/30	3,978,000	5,232,363
		10,028,742
Food Products — 0.2%
Conagra Brands, Inc., 1.375%, 11/1/27	1,339,000	1,351,910
Mondelez International, Inc., 2.75%, 4/13/30	2,376,000	2,611,480
		3,963,390
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(3)	2,181,000	2,393,647
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	995,000	1,103,534
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	942,000	1,049,835
Stryker Corp., 1.95%, 6/15/30	915,000	942,158
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	1,033,000	1,170,509
		4,266,036
Health Care Providers and Services — 0.8%
Centene Corp., 3.375%, 2/15/30	1,567,000	1,651,077
Cigna Corp., 2.40%, 3/15/30	2,050,000	2,186,344
CVS Health Corp., 4.30%, 3/25/28	1,816,000	2,162,901
CVS Health Corp., 1.75%, 8/21/30	1,710,000	1,720,599
CVS Health Corp., 4.78%, 3/25/38	1,248,000	1,576,727
Duke University Health System, Inc., 3.92%, 6/1/47	872,000	1,073,406
Partners Healthcare System, Inc., 3.19%, 7/1/49	1,479,000	1,636,382
Universal Health Services, Inc., 2.65%, 10/15/30(3)	3,948,000	4,105,875
		16,113,311
Hotels, Restaurants and Leisure — 0.3%
Las Vegas Sands Corp., 3.90%, 8/8/29	1,274,000	1,370,442
Marriott International, Inc., 3.50%, 10/15/32	2,815,000	3,085,420
McDonald's Corp., MTN, 4.70%, 12/9/35	1,108,000	1,435,141
		5,891,003
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	1,998,000	2,133,461
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc., 2.75%, 3/1/30	1,653,000	1,771,201
General Electric Co., 3.625%, 5/1/30	2,172,000	2,483,975
General Electric Co., 4.35%, 5/1/50	1,056,000	1,284,311
		5,539,487
Insurance — 1.0%
Athene Global Funding, 2.55%, 11/19/30(3)	2,210,000	2,213,265
Athene Holding Ltd., 3.50%, 1/15/31	4,840,000	5,122,577
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(3)	2,622,000	2,634,724
Kemper Corp., 2.40%, 9/30/30	1,326,000	1,352,043
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	960,000	1,208,700
Lincoln National Corp., 4.35%, 3/1/48	2,608,000	3,279,086
Protective Life Global Funding, 1.74%, 9/21/30(3)	2,966,000	2,983,063
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	1,227,000	1,337,157
		20,130,615

Interactive Media and Services — 0.1%
Baidu, Inc., 1.72%, 4/9/26	2,835,000	2,880,031
Internet and Direct Marketing Retail — 0.1%
Meituan, 3.05%, 10/28/30(3)	1,418,000	1,475,571
IT Services — 0.2%
Fiserv, Inc., 3.50%, 7/1/29	1,261,000	1,441,797
International Business Machines Corp., 1.70%, 5/15/27	3,007,000	3,127,283
		4,569,080
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	2,364,000	2,415,140
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,706,000	4,429,313
Comcast Corp., 2.35%, 1/15/27	3,990,000	4,296,397
Comcast Corp., 3.20%, 7/15/36	1,245,000	1,416,332
Comcast Corp., 3.75%, 4/1/40	672,000	809,699
Discovery Communications LLC, 5.20%, 9/20/47	2,570,000	3,347,977
Time Warner Cable LLC, 4.50%, 9/15/42	1,179,000	1,381,600
ViacomCBS, Inc., 4.75%, 5/15/25	2,482,000	2,882,128
ViacomCBS, Inc., 4.375%, 3/15/43	1,875,000	2,215,194
		20,778,640
Metals and Mining — 0.5%
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	5,147,000	5,965,425
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	995,000	1,219,552
Steel Dynamics, Inc., 3.45%, 4/15/30	1,160,000	1,314,997
Steel Dynamics, Inc., 3.25%, 10/15/50	401,000	419,634
Teck Resources Ltd., 3.90%, 7/15/30	811,000	904,153
Teck Resources Ltd., 6.25%, 7/15/41	1,050,000	1,342,446
		11,166,207
Multi-Utilities — 0.8%
Ameren Corp., 3.50%, 1/15/31	2,565,000	2,953,055
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,181,000	2,584,768
Dominion Energy, Inc., 4.90%, 8/1/41	1,697,000	2,227,088
NiSource, Inc., 5.65%, 2/1/45	1,815,000	2,614,616
Sempra Energy, 2.875%, 10/1/22	1,588,000	1,653,405
Sempra Energy, 3.25%, 6/15/27	1,483,000	1,660,909
WEC Energy Group, Inc., 1.375%, 10/15/27	2,600,000	2,645,912
		16,339,753
Oil, Gas and Consumable Fuels — 2.5%
Aker BP ASA, 3.75%, 1/15/30(3)	3,141,000	3,309,735
Aker BP ASA, 4.00%, 1/15/31(3)	558,000	605,356
BP Capital Markets America, Inc., 1.75%, 8/10/30	1,527,000	1,533,275
BP Capital Markets America, Inc., 2.94%, 6/4/51	1,680,000	1,715,540
Chevron Corp., 2.00%, 5/11/27	1,431,000	1,518,274
Diamondback Energy, Inc., 3.50%, 12/1/29	2,870,000	3,069,132
Ecopetrol SA, 5.875%, 5/28/45	1,064,000	1,289,834
Energy Transfer Operating LP, 4.25%, 3/15/23	2,000,000	2,127,179
Energy Transfer Operating LP, 4.90%, 3/15/35	3,027,000	3,338,113
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,102,000	2,611,605
Equinor ASA, 1.75%, 1/22/26	1,422,000	1,494,152
Equinor ASA, 3.25%, 11/18/49	1,021,000	1,134,697
Exxon Mobil Corp., 1.57%, 4/15/23	2,408,000	2,477,348
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,390,000	3,105,097
MPLX LP, 5.25%, 1/15/25	2,574,000	2,641,585
MPLX LP, 2.65%, 8/15/30	1,675,000	1,757,365
MPLX LP, 4.50%, 4/15/38	986,000	1,127,837

Ovintiv, Inc., 6.50%, 2/1/38	602,000	672,874
Petroleos Mexicanos, 4.875%, 1/24/22	1,884,000	1,943,939
Petroleos Mexicanos, 6.50%, 3/13/27	698,000	736,348
Petroleos Mexicanos, 5.50%, 6/27/44	611,000	526,682
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	3,655,000	3,931,925
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,490,000	4,071,943
Saudi Arabian Oil Co., 1.625%, 11/24/25(3)	1,000,000	1,025,207
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	1,474,000	1,654,157
Valero Energy Corp., 1.20%, 3/15/24	1,565,000	1,580,458
		50,999,657
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	2,225,000	2,350,144
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 1.45%, 11/13/30	2,360,000	2,372,561
Bristol-Myers Squibb Co., 2.55%, 11/13/50	1,838,000	1,882,182
Royalty Pharma plc, 2.20%, 9/2/30(3)	2,233,000	2,295,709
Viatris, Inc., 2.70%, 6/22/30(3)	3,811,000	4,045,054
Viatris, Inc., 4.00%, 6/22/50(3)	735,000	842,120
		11,437,626
Road and Rail — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	3,271,000	3,367,495
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,359,000	4,675,320
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	933,000	1,220,638
CSX Corp., 3.25%, 6/1/27	3,045,000	3,445,358
CSX Corp., 2.50%, 5/15/51	1,685,000	1,673,778
Norfolk Southern Corp., 3.05%, 5/15/50	1,204,000	1,320,207
Union Pacific Corp., 2.40%, 2/5/30	1,360,000	1,466,205
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,686,000	1,951,631
		19,120,632
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.15%, 11/15/25	2,329,000	2,544,044
Broadcom, Inc., 4.15%, 11/15/30	1,964,000	2,274,894
Microchip Technology, Inc., 2.67%, 9/1/23(3)	2,220,000	2,323,153
		7,142,091
Software — 0.2%
Oracle Corp., 4.00%, 7/15/46	2,936,000	3,603,981
Specialty Retail — 0.4%
Home Depot, Inc. (The), 2.50%, 4/15/27	1,710,000	1,878,456
Home Depot, Inc. (The), 3.90%, 6/15/47	2,399,000	3,063,893
Home Depot, Inc. (The), 3.35%, 4/15/50	1,421,000	1,691,181
Lowe's Cos., Inc., 1.30%, 4/15/28	2,108,000	2,127,076
		8,760,606
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	2,134,000	2,360,880
EMC Corp., 3.375%, 6/1/23	4,057,000	4,261,676
Seagate HDD Cayman, 4.875%, 3/1/24	848,000	922,967
Seagate HDD Cayman, 4.75%, 1/1/25	1,828,000	1,995,582
		9,541,105
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	1,496,000	1,584,078
Aircastle Ltd., 5.25%, 8/11/25(3)	3,138,000	3,458,863
		5,042,941
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	2,007,000	2,177,398

Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	2,111,000	2,219,336
Vodafone Group plc, 4.375%, 2/19/43	1,073,000	1,330,329
		3,549,665
TOTAL CORPORATE BONDS (Cost $548,351,781)		587,347,192
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 3.27%, (1-year H15T1Y plus 2.26%), 4/1/37	236,281	249,480
FHLMC, VRN, 3.83%, (12-month LIBOR plus 1.85%), 6/1/38	563,247	594,918
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	286,846	301,044
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	362,374	378,177
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	241,040	253,545
FHLMC, VRN, 3.21%, (12-month LIBOR plus 1.86%), 7/1/41	786,009	827,204
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	185,704	192,970
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	6,733	6,766
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	166,575	167,699
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.62%), 6/1/44	744,959	777,443
FHLMC, VRN, 2.34%, (12-month LIBOR plus 1.63%), 8/1/46	1,512,085	1,569,905
FNMA, VRN, 2.79%, (12-month LIBOR plus 1.72%), 12/1/37	201,294	204,174
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	151,887	158,169
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	561,533	584,963
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	500,079	519,183
FNMA, VRN, 2.46%, (12-month LIBOR plus 1.75%), 8/1/41	527,668	550,855
FNMA, VRN, 3.08%, (12-month LIBOR plus 1.58%), 3/1/43	128,587	132,949
FNMA, VRN, 3.53%, (12-month LIBOR plus 1.56%), 1/1/45	543,594	557,422
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	4,626,299	4,796,854
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	3,848,074	4,024,494
		16,848,214
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 26.0%
FHLMC, 5.00%, 1/1/21	487	485
FHLMC, 5.00%, 4/1/21	313	328
FHLMC, 7.00%, 9/1/27	834	938
FHLMC, 6.50%, 1/1/28	1,343	1,506
FHLMC, 7.00%, 2/1/28	223	250
FHLMC, 6.50%, 3/1/29	8,563	9,663
FHLMC, 6.50%, 6/1/29	11,211	12,580
FHLMC, 7.00%, 8/1/29	945	1,054
FHLMC, 5.00%, 4/1/31	1,211,625	1,371,333
FHLMC, 5.00%, 5/1/31	1,783,471	2,024,683
FHLMC, 6.50%, 5/1/31	9,985	11,200
FHLMC, 6.50%, 6/1/31	1,125	1,261
FHLMC, 5.50%, 12/1/33	114,542	131,805
FHLMC, 6.00%, 9/1/35	1,809,008	2,174,924
FHLMC, 5.50%, 12/1/37	133,701	157,290
FHLMC, 5.50%, 1/1/38	200,117	235,402
FHLMC, 6.00%, 2/1/38	965,531	1,147,853
FHLMC, 5.50%, 4/1/38	290,824	341,917
FHLMC, 6.00%, 8/1/38	77,130	90,512
FNMA, 6.50%, 1/1/26	5,528	6,198
FNMA, 7.00%, 12/1/27	1,969	2,185
FNMA, 7.50%, 4/1/28	12,244	13,690
FNMA, 7.00%, 5/1/28	11,306	11,737
FNMA, 7.00%, 6/1/28	200	205
FNMA, 6.50%, 1/1/29	1,416	1,611

FNMA, 6.50%, 4/1/29	5,177	5,861
FNMA, 7.00%, 7/1/29	888	891
FNMA, 7.50%, 7/1/29	8,417	8,738
FNMA, 7.50%, 9/1/30	3,578	4,199
FNMA, 5.00%, 6/1/31	1,327,937	1,507,230
FNMA, 5.00%, 7/1/31	2,161,194	2,453,032
FNMA, 7.00%, 9/1/31	17,369	18,461
FNMA, 6.50%, 1/1/32	4,482	5,028
FNMA, 6.50%, 8/1/32	23,520	26,838
FNMA, 5.50%, 2/1/33	1,204,507	1,402,368
FNMA, 5.00%, 6/1/33	1,161,332	1,338,533
FNMA, 5.50%, 6/1/33	72,432	84,360
FNMA, 5.50%, 7/1/33	384,916	447,944
FNMA, 5.00%, 8/1/33	173,578	201,224
FNMA, 5.50%, 8/1/33	170,266	198,661
FNMA, 5.50%, 9/1/33	221,163	257,859
FNMA, 5.00%, 11/1/33	755,986	874,189
FNMA, 6.00%, 12/1/33	479,442	573,213
FNMA, 5.50%, 1/1/34	165,914	193,445
FNMA, 5.50%, 2/1/34	683,024	795,791
FNMA, 3.50%, 3/1/34	3,064,430	3,299,480
FNMA, 5.00%, 3/1/34	441,854	510,690
FNMA, 4.50%, 1/1/35	3,890,992	4,301,059
FNMA, 5.00%, 4/1/35	1,044,938	1,214,431
FNMA, 5.00%, 6/1/35	781,012	907,517
FNMA, 5.00%, 7/1/35	1,497,118	1,733,464
FNMA, 5.00%, 8/1/35	48,553	56,469
FNMA, 5.00%, 10/1/35	342,065	397,745
FNMA, 5.50%, 12/1/35	2,190,033	2,562,673
FNMA, 5.00%, 2/1/36	259,477	301,661
FNMA, 5.50%, 4/1/36	274,720	322,988
FNMA, 5.50%, 5/1/36	558,329	656,498
FNMA, 5.50%, 7/1/36	129,537	149,129
FNMA, 5.50%, 2/1/37	76,294	89,724
FNMA, 5.50%, 5/1/37	105,371	123,268
FNMA, 6.00%, 8/1/37	184,982	220,933
FNMA, 6.50%, 8/1/37	43,135	50,031
FNMA, 6.00%, 9/1/37	826,990	978,124
FNMA, 6.00%, 11/1/37	1,111,846	1,317,090
FNMA, 5.50%, 12/1/37	563,900	663,188
FNMA, 5.50%, 2/1/38	93,303	107,191
FNMA, 5.50%, 6/1/38	256,530	296,552
FNMA, 5.50%, 12/1/38	430,229	492,848
FNMA, 5.00%, 1/1/39	156,816	173,707
FNMA, 5.50%, 1/1/39	2,657,059	3,123,238
FNMA, 4.50%, 2/1/39	667,882	750,089
FNMA, 5.00%, 2/1/39	1,590,907	1,850,634
FNMA, 4.50%, 4/1/39	1,326,482	1,500,472
FNMA, 4.50%, 5/1/39	3,442,289	3,893,357
FNMA, 6.50%, 5/1/39	745,749	874,125
FNMA, 5.00%, 8/1/39	1,531,069	1,780,442
FNMA, 4.50%, 10/1/39	5,950,811	6,738,075
FNMA, 4.00%, 10/1/40	6,250,118	7,018,519
FNMA, 4.50%, 11/1/40	5,851,927	6,572,017
FNMA, 4.00%, 8/1/41	5,451,723	6,060,845

FNMA, 4.50%, 9/1/41	2,541,721	2,856,319
FNMA, 3.50%, 10/1/41	5,701,063	6,124,312
FNMA, 5.00%, 1/1/42	2,476,123	2,874,454
FNMA, 3.50%, 2/1/42	4,047,776	4,369,671
FNMA, 3.50%, 6/1/42	13,980,888	15,281,920
FNMA, 3.50%, 8/1/42	5,607,477	6,095,174
FNMA, 3.50%, 8/1/42	859,803	922,129
FNMA, 4.00%, 11/1/45	5,941,350	6,449,932
FNMA, 4.00%, 11/1/45	2,384,377	2,601,492
FNMA, 4.00%, 2/1/46	6,993,689	7,604,582
FNMA, 4.00%, 4/1/46	6,831,443	7,394,077
FNMA, 6.50%, 8/1/47	15,680	17,062
FNMA, 6.50%, 9/1/47	31,635	34,307
FNMA, 6.50%, 9/1/47	1,523	1,654
FNMA, 6.50%, 9/1/47	16,703	18,102
FNMA, 4.00%, 6/1/48	10,692,321	11,467,257
FNMA, 4.50%, 2/1/49	5,212,745	5,654,364
FNMA, 4.00%, 6/1/49	3,519,845	3,757,660
FNMA, 3.00%, 12/1/49	13,822,180	14,523,521
FNMA, 3.00%, 3/1/50	7,240,798	7,602,623
FNMA, 3.00%, 3/1/50	18,081,332	19,096,230
FNMA, 3.00%, 6/1/50	4,260,647	4,470,313
FNMA, 3.00%, 6/1/50	4,189,723	4,395,902
FNMA, 3.00%, 6/1/50	5,366,310	5,667,122
GNMA, 2.50%, TBA	19,500,000	20,640,303
GNMA, 3.00%, TBA	25,000,000	26,141,352
GNMA, 7.00%, 11/15/22	1,640	1,658
GNMA, 7.00%, 4/20/26	941	1,050
GNMA, 7.50%, 8/15/26	2,184	2,461
GNMA, 8.00%, 8/15/26	952	1,045
GNMA, 7.50%, 5/15/27	1,266	1,286
GNMA, 8.00%, 6/15/27	2,465	2,475
GNMA, 7.00%, 2/15/28	902	905
GNMA, 7.50%, 2/15/28	449	450
GNMA, 6.50%, 3/15/28	3,281	3,644
GNMA, 6.50%, 5/15/28	89	99
GNMA, 6.50%, 5/15/28	14,660	16,298
GNMA, 7.00%, 12/15/28	1,301	1,305
GNMA, 7.00%, 5/15/31	11,026	13,088
GNMA, 4.50%, 8/15/33	601,540	668,935
GNMA, 6.00%, 9/20/38	365,719	424,485
GNMA, 5.50%, 11/15/38	694,381	800,280
GNMA, 5.50%, 11/15/38	192,289	214,082
GNMA, 6.00%, 1/20/39	112,327	130,379
GNMA, 5.00%, 3/20/39	784,128	897,088
GNMA, 4.50%, 4/15/39	801,960	897,755
GNMA, 4.50%, 1/15/40	445,061	495,788
GNMA, 4.00%, 7/15/40	979,543	1,060,390
GNMA, 4.00%, 11/20/40	8,848,781	9,789,547
GNMA, 4.50%, 12/15/40	2,272,428	2,573,420
GNMA, 4.50%, 7/20/41	3,396,648	3,785,071
GNMA, 3.50%, 6/20/42	3,261,224	3,547,509
GNMA, 2.50%, 7/20/46	11,778,479	12,585,864
GNMA, 3.00%, 4/20/50	16,200,321	16,946,017
UMBS, 2.00%, TBA	38,375,000	39,860,483

UMBS, 2.50%, TBA	110,550,000	116,526,466
UMBS, 3.00%, TBA	17,000,000	17,810,058
UMBS, 3.50%, TBA	39,250,000	41,487,409
		535,845,372
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $539,256,383)		552,693,586
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Private Sponsor Collateralized Mortgage Obligations — 2.8%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	1,228,837	1,259,600
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	1,277,965	1,305,737
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	648,359	649,597
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	1,097,093	1,083,823
Bellemeade Re 2020-1 Ltd., Series 2020-1A, Class B1, VRN, 4.55%, (1-month LIBOR plus 4.40%), 6/25/30(3)	2,150,000	2,186,104
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.10%, (1-month LIBOR plus 1.95%), 7/25/29(3)	1,960,000	1,957,981
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	2,787,573	2,804,721
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(3)	3,629,360	3,684,731
COLT Mortgage Loan Trust, Series 2020-3, Class A1 SEQ, VRN, 1.51%, 4/27/65(3)	6,180,012	6,239,737
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(3)	3,446,000	3,489,402
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	26,611	25,807
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.84%, 10/25/34	137,301	142,771
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	2,386,815	2,449,724
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	932,037	948,493
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	2,102,430	2,132,233
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	2,603,967	2,654,908
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.82%, 6/25/34	521,678	513,559
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	977,814	943,452
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	1,125,983	1,128,557
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.64%, 9/25/35	1,968,280	1,992,348
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.40%, (1-month LIBOR plus 3.25%), 10/25/30(3)	5,300,000	5,393,409
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	638,003	646,615
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	471,932	483,383
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.41%, 11/25/35	1,066,222	1,046,605
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.64%, 2/25/35	1,115,843	1,159,704
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.64%, 2/25/35	557,675	581,460
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 3/25/65(3)	2,457,860	2,477,370
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	1,056,284	1,146,701
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.55%, (1-month LIBOR plus 2.40%), 10/25/30(3)	2,879,000	2,884,433
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	124,149	129,495
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	755,106	758,441
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	2,028,642	2,085,891
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.72%, 7/25/34	1,352,902	1,371,488
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	210,673	219,621
		57,977,901
U.S. Government Agency Collateralized Mortgage Obligations — 3.7%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	2,884,498	2,878,377
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	3,695,239	3,683,755
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	1,193,006	1,221,682
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	1,064,418	1,078,313
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	1,790,242	1,852,812
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	959,229	980,091
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.70%, (1-month LIBOR plus 5.55%), 7/25/28	4,926,028	5,161,209
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	2,667,324	2,787,105
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	5,153,054	5,407,216
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	3,002,347	3,127,515

FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	4,262,012	4,381,239
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	1,248,000	1,294,786
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(3)	916,000	911,048
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(3)	1,896,127	1,899,244
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 6/25/50(3)	4,650,000	4,692,398
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 3.60%), 7/25/50(3)	1,940,000	1,963,124
FHLMC, Series 3397, Class GF, VRN, 0.66%, (1-month LIBOR plus 0.50%), 12/15/37	538,411	546,492
FNMA, Series 2014-C01, Class M2, VRN, 4.55%, (1-month LIBOR plus 4.40%), 1/25/24	3,276,383	3,314,341
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	5,242,156	5,125,695
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,793,034	1,783,963
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	1,924,383	1,982,003
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	705,387	725,401
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	5,075,366	5,238,453
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	1,465,237	1,492,380
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	2,811,210	3,012,627
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	3,462,005	3,688,747
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	3,152,972	3,294,524
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	971,621	1,021,349
GNMA, Series 2007-5, Class FA, VRN, 0.29%, (1-month LIBOR plus 0.14%), 2/20/37	1,191,090	1,187,702
		75,733,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $130,728,417)		133,711,492
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.17%, (3-month LIBOR plus 1.95%), 1/20/32(3)	4,798,000	4,796,896
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(3)	2,075,000	2,080,550
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(3)	4,000,000	3,995,567
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.28%), 2/12/30(3)	3,500,000	3,509,505
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.19%, (3-month LIBOR plus 0.98%), 4/24/31(3)	2,500,000	2,493,924
CIFC Funding Ltd., Series 2016-1A, Class A1R, VRN, 1.56%, (3-month LIBOR plus 1.35%), 10/21/31(3)	5,000,000	5,009,877
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/18/31(3)	3,000,000	2,990,245
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 1.48%, (3-month LIBOR plus 1.24%), 4/15/33(3)	6,000,000	6,037,532
Elmwood CLO VII Ltd., Series 2020-4A, Class A, VRN, 1.54%, (3-month LIBOR plus 1.39%), 1/17/34(3)	4,225,000	4,250,776
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(3)	3,053,000	3,045,934
Kayne CLO Ltd., Series 2019-6A, Class A1, VRN, 1.60%, (3-month LIBOR plus 1.38%), 1/20/33(3)	3,750,000	3,774,126
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(3)	2,879,000	2,867,340
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	5,082,000	5,109,576
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	5,500,000	5,507,556
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(3)	3,500,000	3,501,203
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.33%), 10/15/32(3)	4,250,000	4,284,991
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(3)	6,000,000	6,042,335
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.33%), 8/20/32(3)	4,100,000	4,123,827
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.46%, (3-month LIBOR plus 1.24%), 7/20/30(3)	5,500,000	5,508,873
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 4/18/31(3)	3,800,000	3,801,716
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(3)	3,708,000	3,710,770
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 0.97%), 4/25/31(3)	3,400,000	3,387,235
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $89,270,267)		89,830,354
ASSET-BACKED SECURITIES — 3.9%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	8,280,667	8,134,848
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	3,214,928	3,291,103
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(3)	3,490,000	3,542,619
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	6,456,000	6,387,395
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	7,941,812	8,489,508

Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	5,325,377	5,424,624
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.80%, (1-month LIBOR plus 0.65%), 4/10/31(3)	1,090,498	1,090,489
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	1,459,025	1,462,283
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	1,064,502	1,070,634
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	1,838,167	1,854,399
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	5,174,057	5,306,128
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	3,940,952	4,102,325
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	8,709,066	8,919,815
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	4,258,050	4,360,038
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	2,318,904	2,361,718
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	3,807,407	3,942,362
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	2,467,105	2,622,809
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	3,661,129	3,684,274
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	5,217,961	5,453,262
TOTAL ASSET-BACKED SECURITIES (Cost $79,565,990)		81,500,633
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,039,000	1,623,365
California State University Rev., 2.98%, 11/1/51	1,745,000	1,867,080
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,993,000	2,145,046
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	835,000	873,953
Houston GO, 3.96%, 3/1/47	1,410,000	1,744,367
Los Angeles Community College District GO, 6.75%, 8/1/49	870,000	1,565,887
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,075,000	1,408,648
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	935,000	1,252,302
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,030,000	1,729,329
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,215,000	2,259,477
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	673,326
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,210,000	1,887,043
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,525,000	2,127,299
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	2,045,000	2,305,431
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,495,000	2,073,072
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	870,000	1,246,162
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	872,000	1,320,130
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	870,000	921,443
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	870,000	1,227,579
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,000,000	1,075,180
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	870,000	1,115,253
State of California GO, 4.60%, 4/1/38	870,000	1,046,714
State of California GO, 7.55%, 4/1/39	870,000	1,529,399
State of California GO, 7.30%, 10/1/39	870,000	1,437,631
TOTAL MUNICIPAL SECURITIES (Cost $28,328,170)		36,455,116
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLMC, 0.375%, 9/23/25	6,543,000	6,533,394
FNMA, 0.50%, 6/17/25	4,362,000	4,386,153
FNMA, 0.75%, 10/8/27	8,724,000	8,764,174
FNMA, 6.625%, 11/15/30	4,536,000	6,869,869
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,098,676)		26,553,590
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,029,000	1,048,911
Chile Government International Bond, 3.625%, 10/30/42	1,047,000	1,228,916
		2,277,827

Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,579,000	1,610,319
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,483,000	2,208,624
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,431,000	2,256,394
Philippines — 0.3%
Philippine Government International Bond, 4.00%, 1/15/21	2,765,000	2,767,978
Philippine Government International Bond, 6.375%, 10/23/34	1,605,000	2,360,497
		5,128,475
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,221,000	1,240,045
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,125,000	1,190,759
		2,430,804
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	855,000	1,014,081
Uruguay Government International Bond, 4.125%, 11/20/45	899,000	1,125,998
		2,140,079
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,685,449)		18,052,522
EXCHANGE-TRADED FUNDS — 0.5%
iShares Preferred & Income Securities ETF (Cost $10,360,751)	277,900	10,701,929
PREFERRED STOCKS — 0.2%
Banks — 0.1%
JPMorgan Chase & Co., 4.60%	2,021,000	2,089,209
Capital Markets — 0.1%
Morgan Stanley, 3.85%	2,793,000	2,772,966
TOTAL PREFERRED STOCKS (Cost $4,525,056)		4,862,175
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Grace Trust, Series 2020-GRCE, Class A SEQ, 2.35%, 12/10/40(3) (Cost $3,295,333)	3,200,000	3,394,272
TEMPORARY CASH INVESTMENTS(4) — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $19,919,237), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $19,513,052)		19,512,922
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $24,881,940), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $24,394,163)		24,394,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	339,418	339,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,246,340)		44,246,340
TOTAL INVESTMENT SECURITIES — 112.9% (Cost $2,221,806,031)		2,325,884,627
OTHER ASSETS AND LIABILITIES(5) — (12.9)%		(265,547,584)
TOTAL NET ASSETS — 100.0%		$2,060,337,043

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	23	March 2021	$3,175,797	$4,261
U.S. Treasury Long Bonds	34	March 2021	5,888,375	6,111
U.S. Treasury 2-Year Notes	33	March 2021	7,292,226	6,113
			$16,356,398	$16,485

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	336	March 2021	$52,536,750	$(14,740)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(397)	$36,280	$35,883
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(502)	142,295	141,793
					$(899)	$178,575	$177,676

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,777,157.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $322,172,367, which represented 15.6% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(4)Category includes collateral received at the custodian bank for collateral requirements on foward commitments. At the period end, the aggregate value of cash deposits received was $864,539.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	736,535,426	—
Corporate Bonds	—	587,347,192	—
U.S. Government Agency Mortgage-Backed Securities	—	552,693,586	—
Collateralized Mortgage Obligations	—	133,711,492	—
Collateralized Loan Obligations	—	89,830,354	—
Asset-Backed Securities	—	81,500,633	—
Municipal Securities	—	36,455,116	—
U.S. Government Agency Securities	—	26,553,590	—
Sovereign Governments and Agencies	—	18,052,522	—
Exchange-Traded Funds	10,701,929	—	—
Preferred Stocks	—	4,862,175	—
Commercial Mortgage-Backed Securities	—	3,394,272	—
Temporary Cash Investments	339,418	43,906,922	—
	11,041,347	2,314,843,280	—
Other Financial Instruments
Futures Contracts	16,485	—	—
Swap Agreements	—	177,676	—
	16,485	177,676	—

Liabilities
Other Financial Instruments
Futures Contracts	14,740	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.